Investment Strategy	Dec. 18, 2025
Invesco Treasury Portfolio - Cash Management Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Cash Management Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Obligations Portfolio - Cash Management Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Portfolio - CAVU Securities Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - CAVU Securities Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Portfolio - Corporate Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Corporate Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Obligations Portfolio - Corporate Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Portfolio - Institutional Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Institutional Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Obligations Portfolio - Institutional Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Portfolio - Personal Investment Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Personal Investment Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Obligations Portfolio - Personal Investment Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Premier Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Portfolio - Private Investment Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Private Investment Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Obligations Portfolio - Private Investment Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Portfolio - Reserve Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Reserve Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Obligations Portfolio - Reserve Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Portfolio - Resource Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements fully collateralized by U.S. Treasury Obligations.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Government & Agency Portfolio - Resource Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the U.S. Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Invesco Treasury Obligations Portfolio - Resource Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests its assets in U.S. Treasury Obligations backed by full faith and credit of the U.S. government maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations.
The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash and Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
The Fund has adopted a policy to invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund anticipates meeting its 80% investment policy because it already invests, under normal circumstances, all, or substantially all, of its net assets in such securities.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.